Note 15 - Benefit Plans (Details) - Benefit Obligation In Excess Of Fair Value Of Plan Assets (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Benefit Obligation In Excess Of Fair Value Of Plan Assets [Abstract]
Projected benefit obligation	$ 4,517,757	$ 3,952,450	$ 3,392,213
Accumulated benefit obligation	$ 3,380,461	$ 3,602,957